UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suit 400

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

470 Atlantic Avenue, Suit 400

Boston, MA 02210
(Name and address of agent for service)

800-287-9469

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2013

EntrepreneurShares Series Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

EntrepreneurShares Series Trust

SEMI-ANNUAL SHAREHOLDER LETTER

December 31, 2013 (Unaudited)

December 31, 2013

Dear Shareholders:

As we complete our third complete calendar year, we would like to extend our appreciation for your continuing support for investing in our vision. Our treatise on investments rests upon a conviction that entrepreneurial managers, as defined by our 15 attributes, will outperform non-entrepreneurs over an extended period of time. We diversify our holdings with investments in global capital markets (US, International and Emerging markets) that include different market capitalizations (Small-Cap, Mid-Cap and Large-Cap), both value stocks and growth stocks, high dividend yield stocks, and impact stocks. Our fund invests in all major industry sectors.

In our semi-annual report, we reflect upon our past performance and look ahead to the future. Given the significant appreciation in the financial markets during 2013, we see reason for both optimism and concern.

Calendar year 2013 was a strong year for investors. Most of the major stock indices performed well as did our EntrepreneurShares Global fund. In addition, we launched a new mutual fund (the EntrepreneurShare US All Cap Fund) on December 17th. Overall equity returns were positive throughout all of our Entrepreneur sub categories, though varied by sector, geographic region, market cap size, and growth orientation. Similar to historical performance patterns of our fund, the EntrepreneurShares Funds ended with positive returns for calendar year 2013. Large market cap, mid-cap, all cap, growth, and small cap firms were among our strongest performers and emerging market and international companies were among our weakest.

We are optimistic that global equity markets will continue to remain positive in the first quarter of 2014 across most sectors and investment categories. However, we remain concerned about a number of issues. First, valuation levels are near 5-year highs and have made security selection more challenging. Second, growth and infrastructure issues persist throughout many of the emerging markets.

Consistent with our historical pattern, our funds move in the same direction as the overall markets, with stronger performance in key sub-categories in positive months. Our enthusiasm and trepidation for future Fund performance rests with the direction of the overall market.

At the time of this writing (January 2014), we are experiencing equity appreciation. However, should the financial markets decline our Funds will likely follow this pattern.

We believe that global equities continue to be priced at attractive levels and we believe we are positioned for a strong first quarter in 2014. In particular, we believe value stocks may offer strong potential for investors.

As an overall commentary, we continue to be confident that savvy entrepreneurial managers will find a way to make their businesses grow in good conditions and survive in difficult ones. Entrepreneurs have economic incentive to help grow their profits and generate stock appreciation for themselves and other shareholders. This policy has held true in prior years and should remain true in the months and years ahead.

We look forward to sharing more updates with you in the future and assisting you with your portfolio appreciation. Thank you again for your support.

Joel Shulman Ph.D., CFA

Chief Investment Officer

EntrepreneurShares

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 617-273-8218 or visiting www.ershares.com. The Global Fund and the All Cap Fund are distributed by Rafferty Capital Markets, LLC.

The fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 877-271-8811, or visiting www.ershares.com. Read it carefully before investing.

The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Additional risks are detailed in the prospectus.

1

EntrepreneurShares Series Trust

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

2

EntrepreneurShares Series Trust

EXPENSE EXAMPLE

December 31, 2013 (Unaudited)

As a shareholder of the EntrepreneurShares Global Fund or the EntrepreneurShares U.S. All Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 days; and (2) ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other expenses for the Funds, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six-month period from July 1, 2013 to December 31, 2013 for the EntrepreneurShares Global Fund and at the EntrepreneurShares U.S. All Cap Fund’s inception and held for the entire period from December 17, 2013 to December 31, 2013.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. To the extent that the Funds invests in other investment companies as part of its investment strategy, you will indirectly bear your proportional share of any fees and expenses charged by the underlying funds in which the Funds invests in addition to expenses of the Funds. These expenses are not included in the following example. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expense based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

3

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (continued)

December 31, 2013 (Unaudited)

EntrepreneurShares Global Fund – Institutional Class

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 – December 31, 2013

Actual	$1,000.00	$1,180.30	$9.34

Hypothetical (5% annual return before expenses)	1,000.00	1,016.64	8.64

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the half-year period.

EntrepreneurShares U.S. All Cap Fund – Institutional Class

	Beginning Account Value December 17, 2013^	Ending Account Value December 31, 2013	Expenses Paid During Period° December 17, 2013 – December 31, 2013

Actual	$1,000.00	$1,045.50	$0.71

Hypothetical (5% annual return before expenses)	1,000.00	1,001.36	0.70

° Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 0.85%, multiplied by the average account value over the period, multiplied by 15/365 to reflect the partial year period.

^ Inception date of Fund.

4

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.02%
	Administrative and Support Services - 5.04%
4,100	Flight Centre Travel Group Ltd. (a)	$174,075
4,998	Liquidity Services, Inc. (b)	113,255
4,102	Portfolio Recovery Associates, Inc. (b)	216,750
27,000	Seek Ltd. (a)	323,291
4,902	The Geo Group, Inc.	157,942
55,000	The Warehouse Group Ltd. (a)	169,168
1,945	TripAdvisor, Inc. (a)(b)	161,104
		1,315,585
	Ambulatory Health Care Services - 0.77%
7,859	Bio-Reference Labs, Inc. (b)	200,719
	Amusement, Gambling, and Recreation Industries - 1.27%
2,059	Las Vegas Sands Corp.	162,393
871	Wynn Resorts Ltd.	169,157
		331,550
	Apparel Manufacturing - 1.08%
1,000	Lululemon Athletica, Inc. (b)	59,030
1,256	Under Armour, Inc. (b)	109,649
4,342	Zumiez, Inc. (b)	112,892
		281,571
	Broadcasting (except Internet) - 1.33%
25,000	CTC Media, Inc. (a)	347,375
	Building Material and Garden Equipment and Supplies Dealers - 1.61%
2,250	Lumber Liquidators Holdings, Inc. (b)	231,502
10,579	Titan Machinery, Inc. (b)	188,518
		420,020
	Chemical Manufacturing - 7.40%
5,825	Abaxis, Inc. (b)	233,117
1,716	Alexion Pharmaceuticals, Inc. (b)	228,331
6,300	Galapagos NV (a)(b)	132,604
66,000	Indorama Ventures PCL (a)	40,170
6,113	Inter Parfums, Inc. (a)	218,907
1,893	Jazz Pharmaceuticals PLC (b)	239,578
9,043	Myriad Genetics, Inc. (b)	189,722
593	Regeneron Pharmaceuticals, Inc. (b)	163,217
2,402	United Therapeutics Corp. (b)	271,618
2,838	USANA Health Sciences, Inc. (a)(b)	214,496
		1,931,760
	Clothing and Clothing Accessories Stores - 3.20%
800	LVMH Moet Hennessy Louis Vuitton SA (a)	145,935
15,000	SuperGroup PLC (a)(b)	351,477
4,180	The FinishLine, Inc.	117,751
5,896	Urban Outfitters, Inc. (b)	218,741
		833,904
	Computer and Electronic Product Manufacturing - 9.69%
8,589	Ambarella, Inc. (a)(b)	291,425
9,000	Axis Communications AB (a)	313,160

See Notes to Financial Statements

5

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2013 (Unaudited)

Shares		Value
3,614	Cabot Microelectronics Corp. (a)(b)	$165,160
71	CSR PLC-ADR	2,986
2,858	IPG Photonics Corp. (b)	221,809
5,702	Ituran Location and Control Ltd. (a)	123,448
10,829	IXYS Corp. (a)	140,452
2,543	Microchip Technology, Inc.	113,799
5,000	Mindray Medical International Ltd. - ADR	181,800
1,000	Nidec Corp. (a)	97,806
12,796	OmniVision Technologies, Inc. (a)(b)	220,091
8,000	Parrot SA (a)(b)	217,912
2,918	QUALCOMM, Inc. (a)	216,662
3,172	SanDisk Corp. (a)	223,753
		2,530,263
	Construction of Buildings - 1.43%
25,000	Africa Israel Investments Ltd. (a)(b)	49,820
16,000	Direcional Engenharia SA (a)	81,382
5,044	Meritage Homes Corp. (b)	242,061
		373,263
	Couriers and Messengers - 0.63%
1,139	FedEx Corp.	163,754
	Credit Intermediation and Related Activities - 1.85%
2,943	Capital One Financial Corp.	225,463
1,243	Credit Acceptance Corp. (b)	161,578
5,399	Newstar Financial, Inc. (b)	95,940
		482,981
	Data Processing, Hosting and Related Services - 1.27%
5,920	ExlService Holdings, Inc. (b)	163,510
2,011	Shutterstock, Inc. (b)	168,180
		331,690
	Electrical Equipment, Appliance, and Component Manufacturing - 0.43%
14,609	Alpha & Omega Semiconductor Ltd. (a)(b)	112,636
	Electronics and Appliance Stores - 0.65%
6,779	PC Connection, Inc.	168,458
	Fabricated Metal Product Manufacturing - 0.41%
1,237	B/E Aerospace, Inc. (b)	107,656
	Food and Beverage Stores - 0.63%
2,840	Whole Foods Market, Inc.	164,237
	Food Manufacturing - 3.88%
3,580	Annie’s, Inc. (b)	154,083
150,000	Charoen Pokphand Foods PCL (a)	146,074
200,000	Golden Agri-Resources Ltd. (a)	86,374
1,813	J&J Snack Foods Corp.	160,614
10,000	MHP SA (a)	170,500
2,564	The Hain Celestial Group, Inc. (b)	232,760
22,500	Wilmar International Ltd. (a)	60,977
		1,011,382
	Food Services and Drinking Places - 3.13%
1,237	Panera Bread Co. (b)	218,566
4,906	Papa John’s International, Inc.	222,732

See Notes to Financial Statements

6

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2013 (Unaudited)

Shares		Value
2,778	Starbucks Corp.	$217,767
5,712	Texas Roadhouse, Inc.	158,794
		817,859
	General Merchandise Stores - 2.00%
1,350	Costco Wholesale Corp.	160,664
2,839	Dollar Tree, Inc. (b)	160,176
12,500	SM Investments Corp. (a)	200,248
		521,088
	Health and Personal Care Stores - 0.40%
77,000	China Shineway Pharmaceutical Group Ltd. (a)	105,456
	Hospitals - 0.41%
1,787	IPC The Hospitalist Co., Inc. (b)	106,130
	Insurance Carriers and Related Activities - 2.04%
4,633	HCI Group, Inc.	247,866
3,238	Molina Healthcare, Inc. (b)	112,520
214	National Interstate Corp.	4,922
2,656	The Navigators Group, Inc. (b)	167,753
		533,061
	Internet Publishing and Broadcasting and Web Search Portals - 0.50%
22,200	QSC AG (a)	131,172
	Leather and Allied Product Manufacturing - 0.42%
1,389	NIKE, Inc. (a)	109,231
	Machinery Manufacturing - 1.67%
13,000	Fabrinet (a)(b)	267,280
9,591	II-VI, Inc. (b)	168,802
		436,082
	Merchant Wholesalers, Durable Goods - 0.63%
8,046	American Axle & Manufacturing Holdings, Inc. (b)	164,541
	Merchant Wholesalers, Nondurable Goods - 1.69%
76,000	Chow Sang Sang Holdings International Ltd. (a)	216,602
1,200	Inditex SA (a)	197,771
36,000	Ports Design Ltd. (a)	27,856
		442,229
	Mining - 0.80%
40,000	Fortescue Metals Group Ltd. (a)	207,867
	Mining (except Oil and Gas) - 2.11%
10,000	Antofagasta PLC (a)	136,451
100,000	DMCI Holdings, Inc. (a)	126,176
7,022	Hi-Crush Partners LP	266,695
6,212	Kazakhmys PLC (a)	22,487
		551,809
	Miscellaneous Manufacturing - 5.33%
1,350	BioMerieux (a)	141,649
2,500	Cochlear Ltd. (a)	131,524
3,750	Coloplast A/S (a)	248,260
6,657	Exactech, Inc. (b)	158,170
8,367	Globus Medical, Inc. (b)	168,846
2,452	ICU Medical, Inc. (b)	156,217
12,000	Renishaw PLC (a)	386,500

See Notes to Financial Statements

7

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2013 (Unaudited)

Shares		Value
		$1,391,166
	Motor Vehicle and Parts Dealers - 0.62%
6,641	Sonic Automotive, Inc.	162,572
	Nonstore Retailers - 2.24%
3,000	eBay, Inc. (a)(b)	164,670
1,650	MercadoLibre, Inc. (a)	177,853
3,318	Sohu.com, Inc. (a)(b)	241,982
		584,505
	Other Information Services - 1.05%
148	Google, Inc. (b)	165,865
5,048	Travelzoo, Inc. (b)	107,624
		273,489
	Personal and Laundry Services - 1.03%
6,000	Natura Cosmeticos SA (a)	105,212
9,031	Service Corp. International	163,732
		268,944
	Primary Metal Manufacturing - 1.73%
25,000	Cia Siderurgica Nacional SA (a)	152,379
30,000	MMX Mineracao e Metalicos SA (a)(b)	8,901
7,500	Novolipetsk Steel OJSC	126,675
8,403	Steel Dynamics, Inc.	164,195
		452,150
	Professional, Scientific, and Technical Services - 8.47%
3,910	Cerner Corp. (b)	217,943
5,000	JCDecaux SA (a)	206,149
3,833	Netscout Systems, Inc. (b)	113,419
5,088	PAREXEL International Corp. (a)(b)	229,876
15,000	Park24 Co. Ltd. (a)	282,452
136	priceline.com, Inc. (a)(b)	158,086
3,569	Synchronoss Technologies, Inc. (b)	110,889
2,389	Syntel, Inc.	217,280
3,678	VeriSign, Inc. (a)(b)	219,871
4,367	Virtusa Corp. (b)	166,339
5,084	VistaPrint NV (a)(b)	289,025
		2,211,329
	Publishing Industries (except Internet) - 2.40%
5,793	Ellie Mae, Inc. (b)	155,658
6,333	Oracle Corp. (a)	242,301
6,468	Twenty-First Century Fox, Inc	227,544
		625,503
	Real Estate - 1.00%
50,000	Hopewell Holdings Ltd. (a)	169,261
26,000	MRV Engenharia e Participacoes SA (a)	92,902
		262,163
	Rental and Leasing Services - 0.81%
6,780	Air Lease Corp. (a)	210,723
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.45%
4,190	Cohen & Steers, Inc.	167,851
3,652	Evercore Partners, Inc. (a)	218,317

See Notes to Financial Statements

8

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2013 (Unaudited)

Shares		Value
25,049	Fortress Investment Group LLC	$214,419
3,500	Lundbergforetagen AB (a)	148,394
2,706	Morningstar, Inc.	211,312
750	Partners Group Holding AG (a)	200,017
		1,160,310
	Support Activities for Mining - 0.63%
10,312	W&T Offshore, Inc.	164,992
	Telecommunications - 1.02%
6,069	Oplink Communications, Inc. (a)(b)	112,883
3,330	Ubiquiti Networks, Inc. (b)	153,047
		265,930
	Utilities - 0.83%
2,262	ITC Holdings Corp	216,745
	Waste Management and Remediation Services - 0.43%
1,891	Clean Harbors, Inc. (b)	113,384
	Water Transportation - 0.61%
3,253	Hornbeck Offshore Services, Inc. (b)	160,145
	TOTAL COMMON STOCKS (Cost $19,904,582)	23,759,379

	REAL ESTATE INVESTMENT TRUSTS (REITs) -0.64%
	Real Estate - 0.64%
6,753	DuPont Fabros Technology, Inc.	166,867
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $160,770)	166,867

	CLOSED-ENDED MUTUAL FUNDS - 2.23%
	Funds, Trusts, and Other Financial Vehicles - 2.23%
9,220	Ares Capital Corp.	163,839
12,835	Hercules Technology Growth Capital, Inc.	210,494
17,986	PennantPark Investment Corp.	208,638
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $536,162)	582,971

	MONEY MARKET FUND - 5.95%
1,553,873	First American Treasury Obligations Fund - Class Z, 0.00% (c)	1,553,873
	TOTAL MONEY MARKET FUND (Cost $1,553,873)	1,553,873

	Total Investments (Cost $22,155,387) - 99.84%	26,063,090
	Other Assets in Excess of Liabilities - 0.16%	40,943
	TOTAL NET ASSETS - 100.00%	$ 26,104,033

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)  Global security, as defined in the Fund’s prospectus.

(b)  Non-income producing security.

(c)  Variable rate security. The rate listed is as of December 31, 2013.

See Notes to Financial Statements

9

EntrepreneurShares U.S. All Cap Fund

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS -93.13%
	Administrative and Support Services - 3.84%
37,647	Liquidity Services, Inc. (a)	$853,081
30,900	Portfolio Recovery Associates, Inc. (a)	1,632,756
36,923	The Geo Group, Inc.	1,189,659
14,654	TripAdvisor, Inc. (a)	1,213,791
		4,889,287
	Ambulatory Health Care Services - 1.19%
59,193	Bio-Reference Labs, Inc. (a)	1,511,789
	Amusement, Gambling, and Recreation Industries - 1.96%
15,508	Las Vegas Sands Corp.	1,223,116
6,564	Wynn Resorts Ltd.	1,274,794
		2,497,910
	Apparel Manufacturing - 1.32%
9,460	Under Armour, Inc. (a)	825,858
32,706	Zumiez, Inc. (a)	850,356
		1,676,214
	Building Material and Garden Equipment and Supplies Dealers - 2.49%
16,947	Lumber Liquidators Holdings, Inc. (a)	1,743,677
79,681	Titan Machinery, Inc. (a)	1,419,915
		3,163,592
	Chemical Manufacturing - 10.41%
43,871	Abaxis, Inc. (a)	1,755,717
12,926	Alexion Pharmaceuticals, Inc. (a)	1,719,934
46,043	Inter Parfums, Inc.	1,648,800
14,262	Jazz Pharmaceuticals PLC (a)(b)	1,804,999
68,114	Myriad Genetics, Inc. (a)	1,429,032
4,470	Regeneron Pharmaceuticals, Inc. (a)	1,230,323
18,091	United Therapeutics Corp. (a)	2,045,731
21,373	USANA Health Sciences, Inc. (a)	1,615,371
		13,249,907
	Clothing and Clothing Accessories Stores - 1.99%
31,484	The Finish Line, Inc.	886,904
44,407	Urban Outfitters, Inc. (a)	1,647,501
		2,534,405
	Computer and Electronic Product Manufacturing - 9.43%
64,699	Ambarella, Inc. (a)(b)	2,195,237
27,223	Cabot Microelectronics Corp. (a)	1,244,091
21,526	IPG Photonics Corp. (a)	1,670,633
81,566	IXYS Corp.	1,057,911
19,157	Microchip Technology, Inc.	857,276
96,386	OmniVision Technologies, Inc. (a)	1,657,839
21,981	QUALCOMM, Inc.	1,632,089
23,891	SanDisk Corp.	1,685,271
		12,000,347
	Construction of Buildings - 1.43%
37,996	Meritage Homes Corp. (a)	1,823,428
	Couriers and Messengers - 0.97%
8,581	FedEx Corp.	1,233,690

See Notes to Financial Statements

10

EntrepreneurShares U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31. 2013 (Unaudited)

Shares		Value
	Credit Intermediation and Related Activities - 2.86%
22,167	Capital One Financial Corp.	$1,698,214
9,365	Credit Acceptance Corp. (a)	1,217,356
40,670	NewStar Financial, Inc. (a)	722,706
		3,638,276
	Data Processing, Hosting and Related Services - 1.96%
44,593	ExlService Holdings, Inc. (a)	1,231,659
15,148	Shutterstock, Inc. (a)	1,266,827
		2,498,486
	Electrical Equipment, Appliance, and Component Manufacturing - 0.67%
110,041	Alpha & Omega Semiconductor Ltd. (a)(b)	848,416
	Electronics and Appliance Stores - 1.00%
51,064	PC Connection, Inc.	1,268,940
	Fabricated Metal Product Manufacturing - 0.64%
9,319	B/E Aerospace, Inc. (a)	811,033
	Food and Beverage Stores - 0.97%
21,394	Whole Foods Market, Inc.	1,237,215
	Food Manufacturing - 3.24%
26,966	Annie’s, Inc. (a)	1,160,617
13,658	J&J Snack Foods Corp.	1,209,962
19,312	The Hain Celestial Group, Inc. (a)	1,753,143
		4,123,722
	Food Services and Drinking Places - 4.84%
9,320	Panera Bread Co. (a)	1,646,751
36,956	Papa John’s International, Inc.	1,677,802
20,926	Starbucks Corp.	1,640,389
43,026	Texas Roadhouse, Inc.	1,196,123
		6,161,065
	General Merchandise Stores - 1.90%
10,169	Costco Wholesale Corp.	1,210,212
21,387	Dollar Tree, Inc. (a)	1,206,655
		2,416,867
	Hospitals - 0.63%
13,459	IPC The Hospitalist Co., Inc. (a)	799,330
	Insurance Carriers and Related Activities - 3.15%
34,896	HCI Group, Inc.	1,866,936
24,390	Molina Healthcare, Inc. (a)	847,553
1,610	National Interstate Corp.	37,030
20,007	The Navigators Group, Inc. (a)	1,263,642
		4,015,161
	Leather and Allied Product Manufacturing - 0.65%
10,466	NIKE, Inc.	823,046
	Machinery Manufacturing - 1.00%
72,246	II-VI, Inc. (a)	1,271,530
	Merchant Wholesalers, Durable Goods - 0.97%
60,606	American Axle & Manufacturing Holdings, Inc. (a)	1,239,393
	Mining (except Oil and Gas) - 1.58%
52,895	Hi-Crush Partners LP	2,008,952
	Miscellaneous Manufacturing - 2.86%

See Notes to Financial Statements

11

EntrepreneurShares U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2013 (Unaudited)

Shares		Value
50,146	Exactech, Inc. (a)	$1,191,469
63,025	Globus Medical, Inc. (a)	1,271,844
18,470	ICU Medical, Inc. (a)	1,176,724
		3,640,037
	Motor Vehicle and Parts Dealers - 0.96%
50,021	Sonic Automotive, Inc.	1,224,514
	Nonstore Retailers - 0.97%
22,595	eBay, Inc. (a)	1,240,240
	Other Information Services - 1.62%
1,118	Google, Inc. (a)	1,252,954
38,023	Travelzoo, Inc. (a)	810,650
		2,063,604
	Personal and Laundry Services - 0.97%
68,027	Service Corp. International	1,233,330
	Primary Metal Manufacturing - 0.97%
63,291	Steel Dynamics, Inc.	1,236,706
	Professional, Scientific, and Technical Services - 8.48%
29,455	Cerner Corp. (a)	1,641,822
28,870	Netscout Systems, Inc. (a)	854,263
38,323	PAREXEL International Corp. (a)	1,731,433
1,022	priceline.com, Inc. (a)	1,187,973
26,882	Synchronoss Technologies, Inc. (a)	835,224
17,994	Syntel, Inc.	1,636,554
27,701	VeriSign, Inc. (a)	1,655,965
32,895	Virtusa Corp. (a)	1,252,971
		10,796,205
	Publishing Industries (except Internet) - 3.70%
43,636	Ellie Mae, Inc. (a)	1,172,499
47,704	Oracle Corp.	1,825,155
48,721	Twenty-First Century Fox, Inc	1,714,005
		4,711,659
	Rental and Leasing Services - 1.25%
51,069	Air Lease Corp.	1,587,225
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.81%
31,562	Cohen & Steers, Inc.	1,264,374
27,506	Evercore Partners, Inc.	1,644,309
188,679	Fortress Investment Group LLC	1,615,092
20,382	Morningstar, Inc.	1,591,630
		6,115,405
	Support Activities for Mining - 0.98%
77,670	W&T Offshore, Inc.	1,242,720
	Telecommunications - 1.57%
45,714	Oplink Communications, Inc. (a)	850,280
25,082	Ubiquiti Networks, Inc. (a)	1,152,769
		2,003,049
	Utilities - 1.28%
17,036	ITC Holdings Corp.	1,632,390
	Waste Management and Remediation Services - 0.67%
14,245	Clean Harbors, Inc. (a)	854,130

See Notes to Financial Statements

12

EntrepreneurShares U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2013 (Unaudited)

Shares		Value
	Water Transportation - 0.95%
24,500	Hornbeck Offshore Services, Inc. (a)	$1,206,135
	TOTAL COMMON STOCKS (Cost $113,063,638)	118,529,350

	REAL ESTATE INVESTMENT TRUST (REITs) -0.99%
	Real Estate - 0.99%
50,869	DuPont Fabros Technology, Inc.	1,256,973
	TOTAL REAL ESTATE INVESTIVIENT TRUST (REITs) (Cost $1,204,478)	1,256,973

	CLOSED-ENDED MUTUAL FUNDS -3.45%
	Funds, Trusts, and Other Financial Vehicles - 3.45%
69,444	Ares Capital Corp.	1,234,020
96,677	Hercules Technology Growth Capital, Inc.	1,585,502
135,478	PennantPark Investment Corp.	1,571,545
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $4,429,827)	4,391,067

	MONEY MARKET FUNDS -2.18%
	Funds, Trusts, and Other Financial Vehicles - 2.18%
2,771,826	Fidelity Institutional Money Market Funds - Class I, 0.01% (c)	2,771,826
	TOTAL MONEY MARKET FUNDS (Cost $2,771,826)	2,771,826

	Total Investments (Cost $121,469,769) - 99.75%	126,949,216
	Other Assets in Excess of Liabilities -0.25%	321,398
	TOTAL NET ASSETS - 100.00%	$ 127,270,614

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Foreign issued securities.

(c) Variable rate security. The rate listed is as of December 31, 2013.

See Notes to Financial Statements

13

EntrepreneurShares Series Trust

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013 (Unaudited)

	EntrepreneurShares	EntrepreneurShares
	Global Fund	U.S. All Cap Fund
ASSETS:
Investments, at value(1)	$26,063,090	$126,949,216
Cash		5,428
Income receivable	21,110	67,575
Receivable for investments sold	38,472	289,168
Other assets	38,474	—
Total Assets	26,161,146	127,311,387

LIABILITIES:
Payable to Investment Advisor	19,145	30,497
Other accrued expenses	37,968	10,276
Total Liabilities	57,113	40,773

NET ASSETS	$26,104,033	$127,270,614

NET ASSETS CONSIST OF:
Capital stock	$20,337,257	$121,796,247
Unrealized appreciation on investments	3,907,405	5,479,447
Accumulated net investment income (loss)	(69,764)	1
Accumulated net realized gain (loss)	1,929,135	(5,081)

Total Net Assets	$26,104,033	$127,270,614

NET ASSETS CONSIST OF:

Class Institutional Shares:
Net assets	$26,104,033	$127,270,614
Shares outstanding	1,972,844	12,179,345

Net Asset Value, Offering and Redemption Price Per Share(2) (Unlimited shares of no par value authorized)	$13.23	$10.45

(1) Cost of investments	$22,155,387	$121,469,769
(2) If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within five days of purchase.

See Notes to Financial Statements

14

EntrepreneurShares Series Trust

STATEMENT OF OPERATIONS

For the periods ended December 31, 2013† (Unaudited)

	EntrepreneurShares	EntrepreneurShares
	Global Fund	U.S. All Cap Fund
INVESTMENT INCOME:
Dividend income*	$182,908	$105,558
Interest income	—	66
	182,908	105,624
EXPENSES:
Investment advisory fees (see Note 3)	154,735	35,976
Fund accounting fees	23,758	2,226
Administration fees	18,004	1,624
Transfer agent and shareholder service fees	16,781	1,022
Federal and state registration fees	12,274	2,338
Custody fees	11,412	504
Audit fees	9,590	1,218
Directors’ fees	2,940	728
Legal fees	2,753	168
Reports to shareholders	1,750	98
Other	11,822	350
Total expenses	265,819	46,252
Expense waiver/reimbursement (see Note 3)	(55,379)	(5,479)
Net expenses	210,440	40,773
NET INVESTMENT INCOME (LOSS):	(27,532)	64,851
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions	3,156,067	(5,081)
Net realized gain on foreign currency transactions	4,617	—
Change in unrealized appreciation on investments	916,996	5,479,447
Change in unrealized depreciation on foreign currency	(175)	—
Net gain on investments	4,077,505	5,474,366

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS:	$4,049,973	$5,539,217
*Net of foreign tax withheld of:	$(4,767)	$—

†The U.S. All Cap Fund commenced operations on December 17, 2013.

See Notes to Financial Statements

15

EntrepreneurShares Series Trust

STATEMENT OF CHANGES IN NET ASSETS

			EntrepreneurShares
	EntrepreneurShares Global Fund		U.S. All Cap Fund
	SIX MONTHS	YEAR	PERIOD FROM
	ENDED	ENDED	December 17, 2013[2] to
	December 31, 2013	JUNE 30, 2013	December31, 2013
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$(27,532)	$(44,538)	$64,851
Net realized gain (loss) on investment transactions	3,156,067	462,407	(5,081)
Net realized gain (loss) on foreign currency transactions	4,617	(3,899)	—
Change in unrealized appreciation on investments	916,996	2,990,109	5,479,447
Change in unrealized depreciation on foreign currency	(175)	(145,885)	—
Net increase in net assets resulting from operations	4,049,973	3,258,194	5,539,217

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail[1]	—	122,008	—
Proceeds from exchange of Retail shares - Institutional[1]	—	1,990,198	—
Proceeds from shares sold - Institutional	200	5,006,248	121,731,397
Proceeds from shares issued to holders in reinvestment of dividends - Retail[1]	—	16,726
Proceeds from shares issued to holders in reinvestment of dividends - Institutional	1,030,819	119,226	64,850
Payment for shares redeemed - Retail[1]	—	(2,542,321)	—
Payment for shares redeemed - Institutional	(209,045)	(1,066,975)	—
Payment for exchange to Institutional - Retail[1]	—	(1,990,198)	—
Net increase from capital share transactions	821,974	1,654,912	121,796,247

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from ordinary income - Institutional[1]			(64,850)
Distributions from realized gains - Retail		(17,728)	—
Distributions from realized gains - Institutional	(1,320,303)	(147,720)	—
Total dividends and distributions	(1,320,303)	(165,448)	(64,850)
INCREASE IN NET ASSETS	3,551,644	4,747,658	127,270,614

NET ASSETS:
Beginning of Period	22,552,389	17,804,731	—
End of Period*	$26,104,033	$22,552,389	$127,270,614
*Including undistributed net investment income (loss) of:	$(69,764)	$(42,232)	$1

1 Retail class converted to Institutional shares on January 10, 2013. See Notes 1 of the Financial Statements.

2 U.S. All Cap Fund commenced operations on December 17, 2013. See Note 1 of the Financial Statements.

See Notes to Financial Statements

16

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

	EntrepreneurShares Global Fund
	PERIOD		YEAR		YEAR	PERIOD FROM
	ENDED		ENDED		ENDED	NOV. 11, 2010(1)
	DEC. 31, 2013		JUNE 30, 2013		JUNE 30, 2012	TO JUNE 30, 2011
	(UNAUDITED)
Per Share Data:
Net asset value, beginning of period	$11.82		$10.15		$11.23	$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.01)		(0.02)		(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	2.12		1.77		(1.06)	1.29
Total from investment operations	2.11		1.75		(1.07)	1.25
Less distributions:
Dividends from net investment income	—		—		—	(0.02)
Distributions from net realized capital gains	(0.70)		(0.08)		(0.01)	—
Return of capital	—		—		— (3)	—
Total distributions	(0.70)		(0.08)		(0.01)	(0.02)
Net asset value, end of penod	$13.23		$11.82		$10.15	$11.23
Total return	18.03%	(4)	17.33%		-9.55%	12.50%(4)
Supplemental data and ratios:
Net assets, end of period (000’s)	$26,104		$22,552		$15,606	$16,309
Ratio of expenses to average net assets	1.70%	(5)(7)	1.71%	(7)(8)	1.70% (7)	1.70%	(5)(6)(7)
Ratio of net investment loss to average net assets	-0.22%	(5)(7)	-0.21%	(7)(8)	-0.13% (7)	-0.60%	(5)(6)
Portfolio turnover rate	47.88%	(4)	13.53%		18.83%	32.87%	(4)

(1) The Fund commenced operations on November 11, 2010.

(2) Net investment loss per share has been calculated based on average shares outstanding during the period.

(3) Amount is less than $0.01 per share.

(4) Not annualized.

(5) Annualized.

(6) Including interest expense increases the ratio by 0.07%.

(7) Net of fees waved of 0.45% for the period ended December 31, 2013 and 0.63%, 1.21% and 1.03% for the years ended June 30, 2013 and 2012 and the period ended June 30, 2011, respectively.

(8) Includes expenses related to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these expenses, the ratio would have been 1.70%.

See Notes to Financial Statements

17

EntrepreneurShares U.S. All Cap Fund

FINANCIAL HIGHLIGHTS

	EntrepreneurShares
	U.S. All Cap Fund
	PERIOD FROM
	DEC. 17, 2013(1)
	TO DEC. 31, 2013
	(UNAUDITED)

Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (2)	0.01
Net realized and unrealized gains on investments	0.45
Total from investment operations	0.46

Less distributions:
Dividends from net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$10.45

Total return	4.55%(3)

Supplemental data and ratios:
Net assets, end of period (000's)	$127,271

Ratio of expenses to average net assets	0.85%	(4)(5)

Ratio of net investment income to average net assets	1.35%	(4)(5)

Portfolio turnover rate	7.83%	(3)

(1) The Fund commenced operations on December 17, 2013.

(2) Net investment loss per share has been calculated based on average shares outstanding during the period.

(3) Not annualized.

(4) Annualized.

(5) Net of fees waved of 0.11%, for the period ended December 31, 2013.

See Notes to Financial Statements

18

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (Unaudited)

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Global Fund”) and the EntrepreneurShares U.S. All Cap Fund (the “U.S. All Cap Fund”) (collectively the “Funds”) are classified as “diversified” series, as defined in the 1940 Act. The Global Fund commenced operations on November 11, 2010. The U.S. All Cap Fund commenced operations on December 17, 2013.

The investment goal of the Global Fund is to seek long-term capital appreciation. The Global Fund seeks these investment results through active principles-based securities selection. The Global Fund mainly invests in equity securities of global companies with market capitalizations that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Weston Capital Advisors, the Global Fund’s investment advisor.

The investment goal of the U.S. All Cap Fund is to seek long-term capital appreciation. The U.S. All Cap Fund seeks investment results that exceed the performance, before fees and expenses, of the Russell 3000 Index. The U.S. All Cap Fund will invest at least 80% of its assets in equity securities of U.S. companies with market capitalization that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. All Cap Fund’s investment advisor.

The Global Fund and the U.S. All Cap Fund both currently offer one share class, the Institutional Class. Effective June 29, 2012 the Global Fund ceased offering its Class A shares to the public. The remaining Class A shares were converted into Retail shares. Effective January 10, 2013 the Global Fund ceased offering its Retail shares to the public. The remaining Retail shares were converted into Institutional shares. As described in the Global Fund’s prospectus, the Institutional Class shares do not have a 12b-1 fee.

2. SUMMARY OF SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuations

In determining the net asset value (NAV) of the Funds’ shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the OTC market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by Weston Capital Advisors, LLC for the Global Fund and by Capital Impact Advisors, LLC for the U.S. All Cap Fund (each an “Advisor”, collectively the “Advisors”) under procedures established by and under the general supervision and responsibility of the Board.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates market value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the SEC); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

19

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Fair-valued securities are valued by their respective Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, an Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Tax

The Funds intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net realized gains to shareholders.

The Global Fund has reviewed all open tax years and major jurisdictions and concluded that the Global Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the year ended June 30, 2013. The Global Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year ended June 30, 2013, the Global Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. As of June 30, 2013, open Federal tax years include the tax years ended June 30, 2011, 2012 and 2013. The Global Fund has no examination in progress.

Tax information for the U.S. All Cap Fund will be available after the completion of its first fiscal year.

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2:	Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3:	Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest

20

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2013.

EntrepreneurShares Global Fund

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$23,759,379	$23,759,379	$—	$—
Total Real Estate Investment Trusts*	166,867	166,867	—	—
Total Closed-End Mutual Funds*	582,971	582,971	—	—
Total Money Market Funds	1,553,873	1,553,873	—	—
Total Investments	$26,063,090	$26,063,090	$—	$—

EntrepreneurShares All Cap Fund

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$118,529,350	$118,529,350	$—	$—
Total Real Estate Investment Trusts*	1,256,973	1,256,973	—	—
Total Closed-End Mutual Funds*	4,391,067	4,391,067	—	—
Total Money Market Funds	2,771,826	2,771,826	—	—
Total Investments	$126,949,216	$126,949,216	$—	$—

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds did not hold any Level 3 securities during the period ended December 31, 2013. There were no transfers of securities between levels during the period ended December 31, 2013. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any derivate instruments during the period ended December 31, 2013.

Distribution to Shareholders

The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

Foreign Currency Transactions

The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are reflected as net realized and unrealized gain or loss on foreign currency translation.

Other

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex- dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

21

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

3. AGREEMENTS

Global Fund’s Investment Advisory Agreement

Weston Capital Advisors, a related party of the Funds, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an Investment Advisory Agreement dated October 14, 2010 (the “Global Fund’s Investment Advisory Agreement”) between the Trust and Weston Capital Advisors, pursuant to which Weston Capital Advisors receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through October 31, 2014, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund. Weston Capital Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Weston Capital Advisors. Any such waiver or reimbursement is subject to later adjustment to allow Weston Capital Advisors to recoup amounts waived or reimbursed to the extent actual fees and expenses for the fiscal period are less than the Expense Limitation Cap; provided, however, that Weston Capital Advisor shall only be entitled to recoup such amounts over the following three fiscal years. Weston Capital Advisors has waived $55,379, which expires on June 30, 2017, $131,603, which expires on June 30, 2016, $204,253, which expires on June 30, 2015 and $121,768, which expires on June 30, 2014.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Weston Capital Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, Weston Capital Advisor, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Weston Capital Advisor are also officers of the Sub-Advisor. Mr. Shulman is a majority owner of both Weston Capital Advisor and the Sub-Advisor.

U.S. All Cap Fund’s Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the Funds, oversees the performance of the U.S. All Cap Fund and is responsible for overseeing the management of the investment portfolio of the U.S. All Cap Fund. These services are provided under the terms of an Investment Advisory Agreement dated September 10, 2013 (the “U.S. All Cap Fund’s Investment Advisory Agreement”) between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the U.S. All Cap Fund’s average net assets.

Through October 31, 2014, the Capital Impact Advisors, LLC has agreed to waive and/or reimburse the U.S. All Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the U.S. All Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the U.S. All Cap Fund. Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the U.S. All Cap Fund’s expenses fall below the annual rates set forth above, given that such rate is not greater than the rate that was in place at the time of the waiver provided, however, that the U.S. All Cap Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC. Any such waiver or reimbursement is subject to later adjustment to allow Capital Impact Advisors, LLC to recoup amounts waived or reimbursed to the extent actual fees and expenses for the fiscal period are less than the Expense Limitation Cap; provided, however, that Capital Impact Advisors, LLC shall only be entitled to recoup such amounts over the following three fiscal years. Capital Impact Advisors, LLC has waived $5,479, which expires on June 30, 2017.

22

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plans”) for the Funds’ Retail Class shares (which are not available for sale at this time) and Class A shares (which is not available for sale at this time) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans allows the Funds to use up to 0.25% of the average daily net assets attributable to the relevant classes of Funds’ shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares. Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class shares and Class A shares and may cost the shareholder more than paying other types of sales charges. The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES (GLOBAL FUND)

The tax character of distributions paid by the Global Fund during the periods ended June 30, 2013 and 2012 was as follows:

	Ordinary	Long-Term	Return
	Income	Capital Gain	of Capital	Total
June 30, 2013	$—	$165,448	$—	$165,448
June 30, 2012	$9,374	$2,597	$637	$12,608

The tax character of the distributions differs from the financial statements due to adjustments relating to REITs and partnerships.

Additionally, GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following table shows the reclassifications made in the Global Fund:

	Paid in	Accumulated Net	Accumulated
Period Ended	Capital	Investment Loss	Realized Gain
June 30, 2013	$(6,562)	$2,663	$3,899
June 30, 2012	$(68,879)	$36,944	$31,935

The permanent differences relate primarily to foreign currency reclassifications, partnership adjustments and reclassification of net operating losses.

As of June 30, 2013, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

Global Fund
Cost of Investments	$19,611,904
Unrealized appreciation	5,118,125
Unrealized depreciation	(2,135,577)
Net unrealized appreciation	2,982,548
Undistributed ordinary income	—
Undistributed long-term capital gain	96,913
Distributable income	96,913
Other accumulated losses	(42,355)
Total accumulated losses	$3,037,106

The table above differs from the financial statements due to timing differences related to the deferral of losses due to wash sales. As of June 30, 2013, the Fund had no capital loss carry forwards which could be used to offset future gains.

At June 30, 2013 the Global Fund had deferred qualified late year ordinary losses of $ 42,232.

Tax information for the U.S. All Cap Fund will be available in the annual report to shareholders dated June 30, 2014.

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently the Trust consists of two series, the Funds. Transactions in shares of the Funds were as follows:

23

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

Global Fund
Retail Class
	Period Ended December 31, 2013	Year Ended June 30, 2013
Shares sold	—	11,938
Shares issued in reinvestment of dividends	—	1,547
Shares exchanged into Institutional Class	—	(179,287)
Shares redeemed	—	(51,668)
Net increase	—	(217,470)
Shares outstanding
Beginning of period	—	217,470
End of period	—	—

Institutional Class
Shares sold	17	281,076
Shares issued in reinvestment of dividends	80,533	10,978
Shares exchanged from Retail Class	—	178,347
Shares redeemed	(16,487)	(98,983)
Net increase	64,063	371,418
Shares outstanding
Beginning of period	1,908,781	1,537,363
End of period	1,972,844	1,908,781

U.S. All Cap Fund
Institutional Class
Shares sold	12,173,139	—
Shares issue in reinvestment of dividends	6,206	—
Shares redeemed	—	—
Net increase	12,179,345	—
Shares outstanding
Beginning of period	—	—
End of period	12,179,345	—

7. RELATED PARTIES

At December 31, 2013, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. In addition, refer to Note 3, agreements.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At December 31, 2013, for the benefit of its shareholders, FP Capital EntrepreneurShares, an affiliate of the Global Fund, held 71.22% of the total Global Fund shares outstanding. At December 31, 2013, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. All Cap Fund, held 100.00% of the total U.S. All Cap Fund shares outstanding.

9. SUBSEQUENT EVENTS EVALUATION

In preparing the financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

10. INVESTMENT TRANSACTIONS

During the period ended December 31, 2013, the aggregate purchases and sales of securities (excluding short-term) were:

24

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

	EntrepreneurShares Global Fund	EntrepreneurShares U.S. All Cap Fund
Purchases:	$11,583,600	$51,472,923
Sales:	$10,490,636	$ 4,885,970

On December 17, 2013, the U.S. All Cap Fund issued some of its initial shares to an initial investor, by executing a transfer in-kind transaction using certain securities with a market value of $72,116,070. These transactions did not incur any brokerage commissions and have been excluded from the U.S. All Cap Fund’s portfolio turnover and investment transactions as presented on the financial highlights and notes to the financial statements.

11. FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U. S. The foreign markets in which the Global Fund invests in are sometimes open on days when the NYSE is not open and the Global Fund does not calculate its net asset value (NAV), and sometimes are not open on days when the Global Fund does calculate it’s NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Global Fund calculates it’s NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Global Fund calculate its NAV.

Foreign stocks, as an asset, class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

25

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION

(Unaudited)

1. RENEWAL OF INVESTMENT ADVISORY AGREEMENT DISCLOSURE GLOBAL FUND

On September 10, 2013, the Board of Trustees of EntrepreneurShares Series Trust approved the investment advisory agreement between the EntrepreneurShares Global Fund (the “Global Fund”) and Weston Capital Advisors, LLC (the “Weston Capital”). The Board also approved a sub-advisory agreement between the Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”) under which Weston Capital agreed to delegate portfolio management decisions, including purchasing and selling portfolio securities, to the Sub- Advisor. Under the sub-advisory agreement, Weston Capital agreed to compensate the Sub-Advisor for its services from it own assets, not those of the Global Fund.

Prior to approving the agreements, the Board considered:

•	The nature, extent and quality of the services provided by Weston Capital and Sub-Advisor.
•	The investment performance of the Global Fund since its inception.
•	The cost of the services provided and profits realized by Weston Capital from its relationship with the Global Fund.
•	The extent to which economies of scale would be realized as the Global Fund grows and whether fee levels reflect any such economies of scale.
•	The expense ratio of the Global Fund.

In considering the nature, extent and quality of the services to be provided by Weston Capital and EntrepreneurShares, LLC, the Board considered the performance of the Global Fund versus the MSCI The World Index, the Global Fund’s benchmark; and the Small Cap Growth Fund peer group, the Global Fund’s Morningstar assigned peer group; and the Morningstar Foreign Small/Mid Cap Fund peer group. It was noted that the information was used for multiple peer groups because Morningstar does not have a “world” peer group. The peer groups were selected by picking an asset range that puts the Global Fund in the middle of the group. For the Small Cap Growth Fund peer group $1 to $50 million was used and for the Foreign Small/Mid Cap Fund peer group was expanded to $1 to $100 million because there were fewer funds available. The materials showed that the Global Fund had under performed its benchmark and both peer groups since inception of the Global Fund. However, over the six months ended June 30, 2013, the Global Fund has outperformed the Morningstar Foreign Small/Mid Cap Fund peer group and the Global Fund’s benchmark.

Next the Board discussed the profitability of Weston Capital. It was noted that, after waiving a significant portion of its advisory fee, Weston Capital received a net advisory fee of $130,676 for the fiscal year. Per the Morningstar Analysis, the Advisor’s gross fees were 1.25% of net assets but only 0.04% of net assets on a net basis but as of June 30, 2013 the net fee was 0.63%. The Board compared the contractual investment advisory fee and the net advisory fee to those of the Morningstar peer groups. The Board noted that managing the Global Fund is not currently profitable to Weston Capital after paying other expenses of the Advisor.

The Board also discussed other benefits that Weston Capital received from being associated with the Global Fund. It was noted that Dr. Shulman manages other accounts and that the name recognition of the Fund may help him and Weston Capital attract clients. The Advisor then noted that they do not utilize soft dollars for research services.

The Board then discussed the existence of economies of scale and how Weston Capital will pass those benefits on to shareholders as the Global Fund grows and realizes those economies. The Board noted that the investment advisory agreement has breakpoints in its fee structure, so with the growth of assets, the Global Fund will participate in economies of scale. The Board reviewed the break points and fees being paid to Weston Capital at the current asset level and compared those to other investment companies. The Board noted that the contractual advisory fee was within the range of comparable funds but again considered that Weston Capital’s willingness to waive a portion of its advisory fee.

The Board then considered the overall expense structure of the Global Fund. It noted that the expense ratio was slightly higher than the average of both peer groups, but that the difference was not significant. After some discussion, the Board concluded that the expense ratio was reasonable. The Board then determined that the quality of the review and the materials was adequate. They noted that they did not place more emphasis on any one particular aspect of the discussion, but considered them together.

26

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)

(Unaudited)

2. INVESTMENT ADVISORY AGREEMENT DISCLOSURE U.S. ALL CAP FUND

On September 10, 2013, the Board of Trustees of EntrepreneurShares Series Trust approved the investment advisory agreement between the EntrepreneurShares U.S. All Cap Fund (the “U.S. All Cap Fund”) and Capital Impact Advisors, LLC (the “Capital Impact”).

Prior to approving the agreements, the Board considered:

•	The nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor.
•	The investment performance of other funds and strategies managed by the portfolio manager.
•	The cost of the services provided and profits realized by Capital Impact Advisors from its relationship with the Fund.
•	The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any such economies of scale.
•	The expense ratio of the Fund.

First the Board discussed the information presented in comparison to the proposed fees for the U.S. All Cap Fund. The Board noted that the presentation used the Morningstar Small Cap Growth Fund peer group. The peer group was selected by picking an asset range that puts the U.S. All Cap Fund in the middle of the group. The Small Cap Growth Fund peer group with an asset range of $0.5 to $100 million was used. The Board considered the overall estimated expense structure of the U.S. All Cap Fund. It noted that the expense ratio, which is proposed to be 0.85%, was lower than the average of the peer groups, which was shown as 1.34%. After some discussion, the Board concluded that the anticipated expense ratio was reasonable.

The Board then discussed the proposed advisory fees for the U.S. All Cap Fund. After some discussion by the Board, it was noted that the U.S. All Cap Fund’s advisory fees, which were proposed to be 0.75%, were proposed to be less then the industry average, which was 0.95%. The Board also considered the imposition of an expense limitation agreement. After some discussion, the Board concluded that the advisory expenses were reasonable.

The Board was unable to review performance information because the U.S. All Cap Fund has not yet opened, but the Board did consider the fact that Dr. Shulman would be the portfolio manager of the U.S. All Cap Fund and using substantially the same methodology as the Global Fund, but in a different market segment.

The Board also considered other benefits to be realized by Capital Impact. They noted that there would be no monetary benefits, but that the name recognition could help the Capital Impact to gain future business.

The Board then determined that they quality of the review and the materials was adequate. They noted that they did not place more emphasis on any one particular aspect of the discussion, but considered them together.

27

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)

(Unaudited)

3. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Birth Year	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Stephen Sohn 470 Atlantic Avenue, Suite #400 Boston, MA 02210 Birth year: 1944	Trustee	Since 2010	Chairman – Quantum Aesthetic Surgery Inc.	1	None

Thomas T. Stallkamp 470 Atlantic Avenue, Suite #400 Boston, MA 02210 Birth year: 1947	Trustee	Since 2010	Founder/Principal Collaborative Management; Former CEO Chairman – MSX International (automotive consulting) (2003 to 2004).	1	Baxter International Inc. and Borg Warner Inc.

George R. Berbeco 470 Atlantic Avenue, Suite #400 Boston, MA 02210 Birth year: 1944	Trustee	Since 2010	Chairman – Bay Colony Development Corporation; Former President – Devon Group and General Partner – Devon Capital Partners, LP. (information systems consulting) (2005 to 2009).	1	None

Joel M. Shulman, CFA(2) 470 Atlantic Avenue, Suite #400 Boston, MA 02210 Birth year: 1955	President and Trustee	Since 2010	Member of the Advisor and the Sub-Advisor since 2010; Chief Executive Officer of the Sub-Advisor since 2010; Tenured professor at Babson College.	1	None

David Cragg 470 Atlantic Avenue, Suite #400 Boston, MA 02210 Birth year: 1969	Secretary, Treasurer and Chief Compliance Officer	Since 2010	Member and Chief Compliance Officer the Advisor since 2010. Former Chief Financial Officer and Chief Operating Officer of the Leuthold Group (institutional research) (1999 to 2009).	N/A	N/A

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Fund toll free at (877) 271-8811.

28

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)

(Unaudited)

4. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

For the year ended June 30, 2013, 0% of dividends paid from net ordinary income in the Global Fund qualify for the dividends received deduction available to corporate shareholders.

The Global Fund designates 0% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Global Fund designates 0% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

5. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.877.271.8811. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

6. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.

Once filed, the information is available, without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov).

29

Global Fund Investment Advisor

Weston Capital Advisors, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

Investment Sub-Advisor

EntrepreneurShares, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

U.S. All Cap Fund Investment Advisor

Capital Impact Advisors, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

Independent Public Accounting Firm

McGladrey LLP

555 Seventeenth St., Suite 1000

Denver, CO 80202

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Rafferty Capital Markets, LLC

59 Hilton Ave. Garden City, NY 11530

Administrator, Transfer Agent
And Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

EPRPSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title)*  /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date March 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date  March 4, 2014

By (Signature and Title)*   /s/ David Cragg

David Cragg, Treasurer

Date   March 4, 2014